Corporate income taxes	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Corporate income taxes
19.	Corporate income taxes
Tax Assessments
Prior to 2022, the Bank received reassessments totalin
g $1,201
million of tax and interest as a result of the Canada Revenue Agency (the “CRA”) and the Quebec and Alberta tax authorities denying the tax deductibility of certain Canadian dividends received during the 2011-2016 taxation years. In the second quarter of 2022, the Bank received a reassessment o
f $5 million of tax and interest from the Alberta Tax and Revenue Administration in respect of the same matter for the 2016 taxation year. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by rules introduced in 2015 and 2018.
In 2021, a subsidiary of the Bank received withholding tax assessments from the CRA in respect of certain of its securities lending transactions for its 2014 and 2015 taxation years totaling $173 million of tax, penalties and interest. In the first quarter of 2022, assessments totaling $297 million were received in respect of similar securities lending transactions in 2016 and 2017.
In respect of both matters, the Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.
2022 Federal Budget Tax Measures
On April 7, 2022, the Canadian Minister of Finance released the Federal Budget (“Budget”) which, among other proposals, included certain tax measures affecting large banks and other financial institutions. The Budget proposes a Canada Recovery Dividend (“CRD”), under which the Bank will pay a one-time

15%
tax on taxable income in excess of
 $1
billion based on the 2021 taxation year, as well as an increase of
 1.5%
to the Bank’s corporate income tax rate on its future earnings. Once enacted, the proposed tax measures will be effective as of the 2022 taxation year, with the CRD to be payable in equal amounts over five years.
The impact of these proposed tax measures has not been recognized in the Bank’s financial results as they are not substantively enacted as at April 30, 2022. Furthermore, their impact cannot be accurately assessed at this time due to uncertainties around how the rules will be finalized.